N-6	Jun. 14, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	C M LIFE VARIABLE LIFE SEPARATE ACCOUNT I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
Annual Fee	Minimum	Maximum
Fund options (Fund fees and expenses)	0.11%(1)	1.49%(1)

Ongoing Fees and Expenses [Table Text Block]
Annual Fee	Minimum	Maximum
Fund options (Fund fees and expenses)	0.11%(1)	1.49%(1)

Investment Options (of Other Amount) Minimum [Percent]	0.11%
Investment Options (of Other Amount) Maximum [Percent]	1.49%
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Item 4. Fee Table [Text Block]
Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.11%(1)	1.49%(1)

Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.11%(1)	1.49%(1)

Portfolio Company Expenses [Text Block]	expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	1.49%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Item 18. Portfolio Companies (N-6) [Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.12%	17.44%	11.31%	—
International/Global	Fidelity® VIP International Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.16%	16.16%	7.17%	—
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.11%	26.07%	15.01%	—

Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.12%	17.44%	11.31%	—
International/Global	Fidelity® VIP International Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.16%	16.16%	7.17%	—
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.11%	26.07%	15.01%	—

Fidelity® VIP Extended Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	17.44%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP International Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Total Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio (Initial Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	26.07%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]